CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 54	$ 7	¥ 53	¥ 424
Intangible assets					19,381
Right-of-use assets			49	346	2,993
Trade receivables					10,520
Contract assets					89,713
Other non-current assets	34,984	254,238	34,969	247,530	4
TOTAL NON-CURRENT ASSETS	34,991	254,292	35,025	247,929	123,035
CURRENT ASSETS
Inventories					729
Trade receivables					46,760
Bills receivable					8,500
Contract assets					21,647
Prepayments	147	1,067	156	1,107	1,732
Other receivables	3	21	3	18	82,733
Other current assets					3,160
Cash and cash equivalents	1,208	8,779	671	4,753	31,695
TOTAL CURRENT ASSETS	1,358	9,867	830	5,878	196,956
TOTAL ASSETS	36,349	264,159	35,855	253,807	319,991
CURRENT LIABILITIES
Trade payables	14	100	14	100	20,326
Contract liabilities					690
Other payables and accruals	10,926	79,405	11,669	82,610	16,724
Income tax payable					10,732
Provisions					494
Interest-bearing loans and borrowings					3,000
Derivative financial liabilities	608	4,419			824
Lease liabilities	52	376	51	360	1,317
Due to related companies	856	6,221	1,281	9,069	3,408
Due to the Shareholder	10,639	77,317	12,103	85,673	7,153
TOTAL CURRENT LIABILITIES	23,095	167,838	25,118	177,812	64,668
NON-CURRENT LIABILITIES
Deferred tax liabilities					5,276
Lease liabilities					1,598
Interest-bearing loans and borrowings					71,000
TOTAL NON-CURRENT LIABILITIES					77,874
TOTAL LIABILITIES	23,095	167,838	25,118	177,812	142,542
EQUITY
Issued capital	62,029	450,782	63,682	450,782	450,782
Other capital reserves	106,074	770,874	107,194	758,775	735,319
Accumulated losses	(154,524)	(1,122,973)	(158,626)	(1,122,851)	(1,109,010)
Other comprehensive losses	(325)	(2,362)	(1,513)	(10,711)	(9,322)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	13,254	96,321	10,737	75,995	67,769
NON-CONTROLLING INTERESTS					109,680
TOTAL EQUITY	13,254	96,321	10,737	75,995	177,449
TOTAL LIABILITIES AND EQUITY	$ 36,349	¥ 264,159	$ 35,855	¥ 253,807	¥ 319,991